STOCK-BASED COMPENSATION - Nonvested Restricted and Performance Stock Unit Activity (Details) shares in Thousands	12 Months Ended
Jan. 01, 2023 shares
Restricted Stock Units
Shares
Outstanding beginning of the year (in shares)	1,069
Granted (in shares)	1,633
Vested (in shares)	(762)
Forfeited (in shares)	(199)
Outstanding end of the year (in shares)	1,741
Performance Stock Units
Shares
Outstanding beginning of the year (in shares)	112
Granted (in shares)	259
Vested (in shares)	(56)
Forfeited (in shares)	(102)
Outstanding end of the year (in shares)	213